Schedule of Transferred Consideration (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2022	Dec. 31, 2021	May 14, 2020	Jun. 24, 2018
IfrsStatementLineItems [Line Items]
Non-controlling interests		₪ 142	₪ 1,178
Transferred consideration		14,395	71,388		₪ 1,214
Consideration paid in cash			24,304
Payable in respect of shares			17,376
Deferred consideration in cash		4,352	9,862
Contingent consideration		10,185	18,668
Non-controlling interests		₪ (142)	₪ (1,178)
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Issuance of 1,788,962 ordinary shares of the Company (A)	[1]			₪ 6,904
Rights to agricultural produce				10,200
Shareholder’s loan				(600)
Non-controlling interests				15,655
Transferred consideration				32,159
Non-controlling interests				₪ (15,655)

[1]	The fair value of the ordinary shares which were issued as part of the consideration of the business combination was determined based on the closing price of the Company’s stock on the Tel Aviv Stock Exchange on July 1, 2020.